Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,014,800.00
Total Fee Amount	692.54
Total Offset Amount	0.00
Net Fee	$ 692.54
Offering Table N/A
Offset Table N/A	N/A